YieldMax JP Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 13.7%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 13.7%
JPMorgan Chase & Co., Expiration: 8/7/2026; Exercise Price: $367.50	$879,475	25	$637
JPMorgan Chase & Co., Expiration: 8/7/2026; Exercise Price: $362.50	19,876,135	565	37,855
JPMorgan Chase & Co., Expiration: 8/7/2026; Exercise Price: $357.50	8,618,855	245	43,733
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $305.01	51,009,550	1,450	6,932,320
			7,014,545

TOTAL PURCHASED OPTIONS (Cost $3,927,230)			7,014,545

SHORT-TERM INVESTMENTS - 87.0%
Money Market Funds - 3.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,705,527	1,705,527

U.S. Treasury Bills - 83.7%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$10,133,000	10,129,964
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		5,123,000	5,107,074
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		5,882,000	5,838,197
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		10,371,000	10,231,361
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		11,761,000	11,516,847
			42,823,443

TOTAL SHORT-TERM INVESTMENTS (Cost $44,523,609)			44,528,970

TOTAL INVESTMENTS - 100.7% (Cost $48,450,839)			$51,543,515
Liabilities in Excess of Other Assets - (0.7)%			(349,509)
TOTAL NET ASSETS - 100.0%			$51,194,006

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $21,074,987.

YieldMax JP Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
JPMorgan Chase & Co., Expiration: 8/7/2026; Exercise Price: $352.50	$(29,374,465)	(835)	$(317,300)

Put Options - (0.1)%
JPMorgan Chase & Co., Expiration: 8/21/2026; Exercise Price: $305.01	(51,009,550)	(1,450)	(33,539)

TOTAL WRITTEN OPTIONS (Premiums received $1,419,105)			$(350,839)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.